Cash and Cash Equivalents and Restricted Cash (Details) $ in Thousands	Dec. 31, 2019 USD ($) FinancialInstitution	Dec. 31, 2018 USD ($) FinancialInstitution	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 13,654	$ 6,684
Restricted cash	900	260
Restricted cash, non-current	0	500
Total	14,554	7,444	$ 11,039	$ 15,908
Minimum liquidity requirements per New ATB Loan Facility	500	500
Dry-docking reserve account	350	210
Restricted deposits pledged as collateral	$ 50	$ 50
Number of financial institutions where restricted deposits are pledged as collateral regarding credit card balances | FinancialInstitution	1	1
Minimum liquidity requirements for credit facilities covenants	$ 4,000	$ 4,000
Minimum liquidity requirements per owned vessel	500	500
Deposits made under sale and leaseback transactions	2,925	$ 2,925
Additional minimum liquidity requirement per New ATB Loan Facility	$ 200